Consideration payable (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities in business combination [abstract]
Summary of consideration payable
The fair value of consideration payable as at June 30, 2023 is summarized below:

	Note	$
Opening balance, July 1, 2021		9,102
Additions through business combination	20	6,543
Payments		(1,421)
Accretion value of earn out		798
Gain on change in fair value		(2,254)
Ending balance, June 30, 2022		12,768
Payments		(8,334)
Accretion value of earn out	4	435
Gain on change in fair value		(2,975)
Ending balance, June 30, 2023		1,894

Consideration payable - Current		1,894
Consideration payable - Non-current		—
		1,894